Audit Information	12 Months Ended
Feb. 28, 2026
Auditor [Table]
Auditor Name	Deloitte & Touche
Auditor Firm ID	1130
Auditor Location	Johannesburg, South Africa
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of financial position of Karooooo Ltd and subsidiaries (the “Company”) as of February 28, 2026 and 2025, the related consolidated statements of profit and loss, comprehensive income, changes in equity, and cash flows for each of the two years in the period ended February 28, 2026, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of February 28, 2026 and 2025, and the results of its operations and its cash flows for each of the two years in the period ended February 28, 2026, in conformity with IFRS Accounting Standards as issued by the International Accounting Standards Board (IASB).